Deferred Revenue - Disclosure of deferred revenue (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred Revenue, beginning balance	$ 9,998,609	$ 6,514,712
Additions to deferred revenue during the period	4,059,843	11,576,344
Deposits returned	(231,415)	(302,298)
Revenue recognized from deferred revenue	(3,099,746)	(7,790,149)
Deferred Revenue, end of period	10,727,291	9,998,609
Current portion of deferred revenue	8,206,961	8,059,769
Long term portion of deferred revenue	$ 2,520,330	$ 1,938,840